John Hancock Massachusetts Tax-Free Income Fund

Supplement dated November 19, 2013 to the current Prospectus

In the “Fund summary — Principal risks” section, the subsection “State-specific risk” is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state’s municipal issuers. Massachusetts’ economy is driven extensively by education, healthcare, financial services, and high technology.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

In the “Fund details — Principal risks of investing” section, the subsection “State-specific risk” is hereby revised and restated as follows:

State/region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. Although the fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the fund’s holdings. Massachusetts’ economy is relatively diverse, based on education, healthcare, financial services, and high technology. The Commonwealth has a degree of job stability and an educated work force due to its large concentration of colleges and universities, but the high cost of doing business in Massachusetts may serve as an impediment to job creation.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. The Puerto Rican economy is reliant on manufacturing, services, and tourism, and its economy and financial operations generally parallel the economic cycles of those in the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations, and a high unemployment rate. Many ratings organizations recently have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the current economic situation in Puerto Rico persists or worsens, the volatility of the fund’s share price could increase, and the credit quality of the fund’s portfolio, as well as the fund’s investment performance, could be adversely affected.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock New York Tax-Free Income Fund

Supplement dated November 19, 2013 to the current Prospectus

In the “Fund summary — Principal risks” section, the subsection “State-specific risk” is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state’s municipal issuers. Though large and diversified, New York’s economy is heavily influenced by the high-wage financial services industry.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

In the “Fund details — Principal risks of investing” section, the subsection “State-specific risk” is hereby revised and restated as follows:

State/region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. Although the fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the fund’s holdings. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets, such as those that have occurred as a result of the 2007–2008 global financial crisis.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. The Puerto Rican economy is reliant on manufacturing, services, and tourism, and its economy and financial operations generally parallel the economic cycles of those in the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations, and a high unemployment rate. Many ratings organizations recently have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the current economic situation in Puerto Rico persists or worsens, the volatility of the fund’s share price could increase, and the credit quality of the fund’s portfolio, as well as the fund’s investment performance, could be adversely affected.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Bond Trust

John Hancock California Tax-Free Income Fund

John Hancock Municipal Securities Trust

John Hancock Sovereign Bond Fund

John Hancock Strategic Series

John Hancock Tax-Exempt Series Fund

Supplement dated November 19, 2013 to the current Statement of Additional Information, as supplemented

In the “Investment Policies — Municipal Obligations (Global Conservative Absolute Return Fund, Global Short Duration Credit Fund, High Yield Fund and the Tax-Free Funds)” section, the subsection “Municipal Bonds” is hereby revised and restated as follows:

Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadvisor in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

The yields or returns on municipal bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Standard & Poor‘s Ratings Services (“S&P”), Moody‘s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) represent their opinions as to the quality of various municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. See Appendix A for a description of ratings. Consequently, municipal bonds with the same maturity and interest rate with different ratings may have the same yield. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on ratings organizations for credit appraisal. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of municipal bonds or changes in the investment objectives of investors.

Municipal Bonds Issued by the Commonwealth of Puerto Rico. A Fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of a Fund's holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. The Puerto Rican economy is reliant on manufacturing, services, and tourism, and its economy and financial operations generally parallel the economic cycles of those in the United States. Current economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Many ratings organizations recently have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” Any further downgrades could place additional strain on the Puerto Rican economy. Puerto Rican financial difficulties potentially could lead to less liquidity, wider yield spreads over benchmark U.S. government securities, and greater risk of default for Puerto Rican municipal securities, and consequently may increase the volatility of a Fund’s share price, and adversely affect the value of a Fund’s investments and its investment performance.

A Fund may invest in general obligation or revenue bonds issued by the Commonwealth of Puerto Rico. The Puerto Rican constitution prioritizes general obligation bonds over revenue bonds, such that all tax revenues, even those pledged to revenue bondholders, can be applied first to general obligation bonds and other Commonwealth-guaranteed debt if other revenues are insufficient to satisfy such obligations.

In the “Other Instruments” section, the heading “Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds (Each Fund Other than the Tax-Free Funds)” is hereby revised and restated as follows: “Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds.”

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.